ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------


                                  FINAL REPORT






                                   Global Fund






                               John Hancock Funds



                                   May 9, 2003


--------------------------------------------------------------------------------

John Hancock Global Fund

Schedule of Investments
May 9, 2003
(unaudited)

ISSUER                                                                                SHARES         VALUE
------                                                                                ------         -----
COMMON STOCKS
(Cost $36,261,340)
Australia (3.83%)
Australia & New Zealand Banking Group Ltd. (Banks - Foreign)                            68,400     $  805,354
Foster's Group Ltd. (Beverages)                                                        100,000        282,117
Publishing & Broadcasting Ltd. (Media)                                                  50,000        287,913
Woolworths Ltd. (Retail)                                                                37,900        311,490
                                                                                                   ----------
                                                                                                    1,686,874
                                                                                                   ----------

Belgium (0.52%)
Interbrew SA (Beverages)                                                                10,000        229,999
                                                                                                   ----------

Brazil (2.01%)
Aracruz Celulose SA, American Depositary Receipts (ADR) (Paper & Paper Products)       318,560
Companhia de Bebidas das Americas (ADR) (Beverages)                                     10,000        213,100
Tele Norte Leste Participacoes SA (ADR) (Telecommunications)                            30,000        356,700
                                                                                                   ----------
                                                                                                      888,360
                                                                                                   ----------

Canada (6.29%)
Biovail Corp.* (Medical)                                                                 7,800        320,892
Canadian National Railway Co. (Transport)                                                8,000        398,640
Cott Corp.* (Beverages)                                                                 18,200        364,364
EnCana Corp. (Oil & Gas)                                                                18,300        626,958
Royal Bank of Canada (Banks - Foreign)                                                  11,000        467,500
Telus Corp. (Telecommunications)                                                        29,600        439,567
WestJet Airlines Ltd.* (Transport)                                                      13,250        156,460
                                                                                                   ----------
                                                                                                    2,774,381
                                                                                                   ----------

China (0.81%)
China Telecom Corp., Ltd.* (Telecommunications)                                      1,000,000        194,896
Jiangsu Expressway Co., Ltd. (Transport)                                               500,000        160,276
                                                                                                   ----------
                                                                                                      355,172
                                                                                                   ----------

Finland (2.14%)
Nokia Oyj (ADR) (Telecommunications)                                                    55,000        943,250
                                                                                                   ----------

France (4.78%)
Alcatel SA* (Telecommunications)                                                        46,100        376,028
Axa SA (Insurance)                                                                      25,000        374,810
BNP Paribas SA (Banks - Foreign)                                                        10,800        515,532
France Telecom SA (Telecommunications)                                                  12,800        293,222
JC Decaux SA* (Advertising)                                                             30,000        296,402
Vivendi Universal SA (Media)                                                            15,800        252,309
                                                                                                   ----------
                                                                                                    2,108,303
                                                                                                   ----------

Germany (1.39%)
BASF AG (Chemicals)                                                                      6,000        256,077
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                                3,500        355,855
                                                                                                   ----------
                                                                                                      611,932
                                                                                                   ----------

Hong Kong (1.32%)
CLP Holdings Ltd. (Utilities)                                                           60,000        251,569
CNOOC Ltd. (Oil & Gas)                                                                 250,000        330,168
                                                                                                   ----------
                                                                                                      581,737
                                                                                                   ----------

Ireland (2.16%)
Bank of Ireland (Banks - Foreign)                                                       39,600        506,351
Ryanair Holdings Plc* (ADR) (Transport)                                                 10,800        448,200
                                                                                                   ----------
                                                                                                      954,551
                                                                                                   ----------

ISSUER                                                                SHARES       VALUE
------                                                                ------       -----
Israel (1.51%)
Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                   14,000    $   667,380
                                                                                -----------

Italy (1.17%)
ENI SpA (Oil & Gas)                                                   20,000        305,133
UniCredito Italiano SpA (Banks - Foreign)                             46,000        211,387
                                                                                -----------
                                                                                    516,520
                                                                                -----------

Japan (7.90%)
Asahi Glass Co., Ltd. (Building)                                      50,000        264,471
Dai Nippon Printing Co., Ltd. (Printing - Commercial)                 41,000        424,988
East Japan Railway Co. (Transport)                                        60        274,880
Fanuc Ltd. (Electronics)                                              10,000        420,595
Hoya Corp. (Electronics)                                               6,000        367,530
Japan Telecom Holdings Co., Ltd. (Telecommunications)                    100        305,422
Kao Corp. (Cosmetics & Personal Care)                                 18,000        352,429
Keyence Corp. (Electronics)                                            2,000        332,722
Mitsubishi Tokyo Financial Group, Inc. (Banks - Foreign)                 100        385,616
Shin-Etsu Chemical Co., Ltd. (Chemicals)                              11,000        356,610
                                                                                -----------
                                                                                  3,485,263
                                                                                -----------

Netherlands (1.08%)
Aegon NV (Insurance)                                                   1,872         18,539
ASML Holding NV (NY Reg Shares)* (Electronics)                        20,000        185,400
ING Groep NV (Insurance)                                              16,300        271,155
                                                                                -----------
                                                                                    475,094
                                                                                -----------

Russia (1.15%)
YUKOS (ADR) (Oil & Gas)                                                3,000        506,250
                                                                                -----------

South Korea (2.39%)
LG Electronics, Inc. (Electronics)                                    10,000        357,886
Samsung Electronics Co., Ltd. (Electronics)                            1,500        395,755
SK Telecom Co., Ltd. (Telecommunications)                              2,000        299,625
                                                                                -----------
                                                                                  1,053,266
                                                                                -----------

Spain (1.44%)
Banco Popular Espanol SA (Banks - Foreign)                             5,000        252,688
Telefonica SA* (Telecommunications)                                   35,000        384,001
                                                                                -----------
                                                                                    636,689
                                                                                -----------

Sweden (0.52%)
Hennes & Mauritz AB (B Shares) (Retail)                               10,150        230,114
                                                                                -----------

Switzerland (4.04%)
Alcon, Inc.* (Medical)                                                 1,900         81,814
Credit Suisse Group (Banks - Foreign)                                  6,000        146,336
Novartis AG (Medical)                                                 12,000        487,939
Roche Holding AG (Medical)                                             3,600        234,595
UBS AG (Banks - Foreign)                                              16,800        830,365
                                                                                -----------
                                                                                  1,781,049
                                                                                -----------

Taiwan (1.47%)
Nanya Technology Corp.* (Electronics)                                365,000        204,652
Taiwan Semiconductor Manufacturing Co. Ltd.* (ADR) (Electronics)      51,000        445,230
                                                                                -----------
                                                                                    649,882
                                                                                -----------

United Kingdom (18.75%)
Barclays Plc (Banks - Foreign)                                        60,000        393,219
Barclays Plc (ADR) (Banks - Foreign)                                  12,000        321,600
British Sky Broadcasting Group Plc* (Media)                           55,900        604,610
GlaxoSmithKline Plc (Medical)                                         18,900        392,185
GlaxoSmithKline Plc (ADR) (Medical)                                   25,000      1,042,750
HBOS Plc (Banks - Foreign)                                            22,200        251,852
Imperial Tobacco Group Plc (Tobacco)                                  17,800        290,354
InterContinental Hotels Group Plc* (Leisure)                          40,000        267,914
Lloyds TSB Group Plc (Banks - Foreign)                                16,500        110,250
Lloyds TSB Group Plc (ADR) (Banks - Foreign)                          25,000        680,750

ISSUER                                                               SHARES        VALUE
------                                                               ------        -----
United Kingdom (continued)
Man Group Plc (Finance)                                               22,700    $   391,379
Royal Bank of Scotland Group Plc (Banks - Foreign)                    24,905        652,874
Shell Transport & Trading Co. Plc (Oil & Gas)                         32,600        209,078
Shell Transport & Trading Co. Plc (NY Reg Shares) (Oil & Gas)         25,000        973,750
Smith & Nephew Plc (Medical)                                          34,200        224,272
Vodafone Group Plc (Telecommunications)                              400,000        772,337
Vodafone Group Plc (ADR) (Telecommunications)                         35,500        690,475
                                                                                -----------
                                                                                  8,269,649
                                                                                -----------

United States (19.60%)
Adobe Systems, Inc. (Computers)                                        2,000         73,100
AdvancePCS* (Medical)                                                  3,400        114,886
Affiliated Computer Services, Inc.* (Computers)                        2,200        112,926
Allergan, Inc. (Medical)                                               1,100         78,782
Allstate Corp. (The) (Insurance)                                       2,400         87,168
Amdocs Ltd.* (Telecommunications)                                     34,300        600,250
Amgen, Inc.* (Medical)                                                 2,000        122,500
Anadarko Petroleum Corp. (Oil & Gas)                                   1,400         64,064
Anheuser-Busch Cos., Inc. (Beverages)                                  2,400        121,464
Anthem, Inc.* (Medical)                                                1,800        127,260
Apache Corp. (Oil & Gas)                                               3,410        203,270
Apollo Group, Inc. (Class A)* (Schools / Education)                    1,200         67,800
Applied Materials, Inc.* (Electronics)                                 5,600         84,448
AutoZone, Inc.* (Retail)                                               1,200        104,220
Bank of America Corp. (Banks - United States)                          1,500        111,000
Barr Laboratories, Inc.* (Medical)                                     1,400         74,186
Comcast Corp. (Special Class A)* (Media)                               3,200         94,336
Dell Computer Corp.* (Computers)                                       2,700         83,970
eBay, Inc.* (Diversified Operations)                                     600         56,790
EchoStar Communicaitons Corp. (Class A)* (Media)                       2,100         69,867
EMC Corp.* (Computers)                                                 8,000         75,920
Fannie Mae (Mortgage Banking)                                          2,100        152,145
General Electric Co. (Diversified Operations)                          7,800        226,200
Gilead Sciences, Inc.* (Medical)                                       1,700         79,450
Intel Corp. (Electronics)                                              9,000        176,220
International Business Machines Corp. (Computers)                      1,100         96,305
iShares MSCI Japan Index Fund (Finance)                              225,000      1,521,000
iShares MSCI United Kingdom Index Fund (Finance)                     175,000      2,164,750
Johnson & Johnson (Medical)                                            2,600        146,484
Lowe's Cos., Inc. (Retail)                                             2,400        108,696
Merck & Co., Inc. (Medical)                                            2,900        168,867
Microsoft Corp. (Computers)                                            8,300        218,788
Noble Corp.* (Oil & Gas)                                               4,700        158,907
Patterson-UTI Energy, Inc.* (Oil & Gas)                                2,000         67,800
Pfizer, Inc. (Medical)                                                 6,100        199,165
Procter & Gamble Co. (The) (Cosmetics & Personal Care)                 1,700        152,150
Tribune Co. (Media)                                                    1,700         82,110
Univision Communications, Inc. (Class A)* (Media)                      2,100         61,824
VERITAS Software Corp.* (Computers)                                    4,100        100,778
Wal-Mart Stores, Inc. (Retail)                                         2,000        111,600
Williams Cos., Inc. (The) (Oil & Gas)                                  9,300         63,054
Zimmer Holdings, Inc.* (Medical)                                       1,300         60,476
                                                                                -----------
                                                                                  8,644,976
                                                                                -----------

TOTAL COMMON STOCKS (86.27%)                                                    $38,050,691
                                                                                -----------
ISSUER                                                             WARRANTS        VALUE
------                                                             --------        -----
WARRANTS
(Cost $361,372)
Taiwan (0.35%)
Taiwan Semiconductor Manufacturing Co., Ltd.* (Electronics)          113,800    $   156,228
                                                                                -----------

United Kingdom (0.33%)
United Microelectronics Corp.* (Electronics)                         251,000        145,811
                                                                                -----------

TOTAL WARRANTS (0.68%)                                                              302,039
                                                                                -----------

                                                                                  VALUE
                                                                                -----------
TOTAL INVESTMENTS (86.95%)                                                      $38,352,730
                                                                                -----------

OTHER ASSETS AND LIABILITIES, NET (13.05%)                                        5,755,637
                                                                                -----------

TOTAL NET ASSETS (100%)                                                         $44,108,367
                                                                                ===========

*     Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Portfolio Concentration
(unaudited)

This table shows the percentages of the Fund's investments aggregated by various industries as of May 9, 2003.

                                                                 VALUE
                                                            AS A PERCENTAGE
INVESTMENT CATEGORIES                                        OF NET ASSETS
---------------------                                       ---------------

Advertising                                                      0.67%
Banks - Foreign                                                 14.81
Banks - United States                                            0.25
Beverages                                                        2.75
Building                                                         0.60
Chemicals                                                        1.39
Computers                                                        1.73
Cosmetics & Personal Care                                        1.14
Diversified Operations                                           0.64
Electronics                                                      7.42
Finance                                                          9.24
Insurance                                                        2.51
Leisure                                                          0.61
Media                                                            3.30
Medical                                                         10.48
Mortgage Banking                                                 0.35
Oil & Gas                                                        7.96
Paper & Paper Products                                           0.72
Printing - Commercial                                            0.96
Retail                                                           1.96
School/Education                                                 0.15
Telecommunications                                              12.82
Tobacco                                                          0.66
Transport                                                        3.26
Utilities                                                        0.57
                                                                -----
Total Investments                                               86.95%
                                                                =====

John Hancock Global Fund

-------------------  ------------------------------------------------------------------------------
ASSETS AND           ASSETS
LIABILITIES          ------------------------------------------------------------------------------
-------------------  Investments at value (cost -$36,622,712)                           $38,352,730
Final report         Cash                                                                 5,755,037
May 9, 2003 *        Dividends and interest receivable                                      120,027
(unaudited)          Other assets                                                            18,132
                     Total assets                                                        44,245,926
                     ------------------------------------------------------------------------------
                     LIABILITIES
                     ------------------------------------------------------------------------------
                     Foreign currency due to custodian at value (cost $452)                     452
                     Payable for shares repurchased                                          18,194
                     Payable to affiliates                                                   69,434
                     Other payables and accrued expenses                                     49,479
                     Total liabilities                                                      137,559
                     ------------------------------------------------------------------------------
                     NET ASSETS
                     ------------------------------------------------------------------------------
                     Capital paid-in                                                     95,806,778
                     Accumulated net realized loss on investments and
                        foreign currency transactions                                   (53,426,846)
                     Net unrealized appreciation of investments and
                        translation of assets and liabilities in foreign currencies       1,736,051
                     Accumulated net investment loss                                         (7,616)
                     Net assets                                                         $44,108,367
                     ------------------------------------------------------------------------------
                     NET ASSET VALUE PER SHARE
                     ------------------------------------------------------------------------------
                     Based on net asset values and shares outstanding
                     Class A                          ($34,316,962 / 5,312,861  shares)       $6.46
                     Class B                          ( $9,149,332 / 1,592,262  shares)       $5.75
                     Class C                          (   $642,073  /  111,714  shares)       $5.75
                     ------------------------------------------------------------------------------
                     MAXIMUM OFFERING PRICE PER SHARE
                     ------------------------------------------------------------------------------
                     Class A (1)                            ($6.46 / 95%)                     $6.80
                     Class C                                ($5.75 / 99%)                     $5.81

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

* The net assets of the Fund were merged into John Hancock International Fund as of the close of business on May 9, 2003, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


                       See notes to financial statements.

John Hancock Global Fund

-------------------  ---------------------------------------------------------------------------------
OPERATIONS           INVESTMENT INCOME
-------------------  ---------------------------------------------------------------------------------
Period from          Dividends (net of foreign withholding taxes of $27,758)                $ 340,705
November 1, 2002 to  Interest                                                                   7,670
May 9, 2003 *        Total investment income                                                  348,375
(unaudited)
                     ---------------------------------------------------------------------------------
                     EXPENSES
                     --------------------------------------------------------------------------------
                     Investment management fee                                                213,758
                     Class A distribution and service fee                                      55,263
                     Class B distribution and service fee                                      49,883
                     Class C distribution and service fee                                       3,415
                     Transfer agent fee                                                       220,899
                     Custodian fee                                                             16,763
                     Printing                                                                  14,531
                     Registration and filing fee                                               12,695
                     Accounting and legal services fee                                         10,108
                     Auditing fee                                                               6,500
                     Trustees' fee                                                              2,495
                     Miscellaneous                                                              2,191
                     Interest expense                                                           1,662
                     Legal fee                                                                    645
                     Total expenses                                                           610,808
                     Net investment loss                                                     (262,433)

                     ---------------------------------------------------------------------------------
                     REALIZED AND UNREALIZED GAIN (LOSS)
                     ---------------------------------------------------------------------------------
                     Net realized loss on
                     Investments                                                           (2,462,278)
                     Foreign currency transactions                                            (73,468)
                     Change in net unrealized appreciation (depreciation) of
                     Investments                                                            1,465,752
                     Translation of assets and liabilities in foreign currencies                6,671
                     Net realized and unrealized loss                                      (1,063,323)
                     Decrease in net assets from operations                               ($1,325,756)

* The net assets of the Fund were merged into John Hancock International Fund as of the close of business on May 9, 2003, and the Fund was subsequently terminated. The Statement Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


                       See notes to financial statements.

John Hancock Global Fund

                                                                                                   PERIOD
                                                                                                FROM 11-1-02
                                                                                YEAR ENDED        TO 5-9-03 *
                                                                                  10-31-02       (UNAUDITED)
-------------------  ---------------------------------------------------------------------------------------
CHANGES IN           INCREASE (DECREASE) IN NET ASSETS
NET ASSETS           ---------------------------------------------------------------------------------------
-------------------  From operations
                     Net investment loss                                      ($   951,314)     ($ 262,433)
                     Net realized loss                                         (10,161,375)     (2,535,746)
                     Change in net unrealized appreciation (depreciation)        2,769,567       1,472,423
                     Decrease in net assets resulting from operations           (8,343,122)     (1,325,756)

                     From Fund share transactions                              (10,750,858)     (4,961,872)

                     ---------------------------------------------------------------------------------------
                     NET ASSETS
                     ---------------------------------------------------------------------------------------
                     Beginning of period                                        69,489,975      50,395,995
                     End of period (1)                                        $ 50,395,995     $44,108,367


(1) Includes accumulated net investment loss of $6,026 and $7,616, respectively.

* The net assets of the Fund were merged into John Hancock International Fund as of the close of business on May 9, 2003, and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


                       See notes to financial statements.

John Hancock Global Fund
Financial Highlights
CLASS A

PERIOD ENDED                                             10-31-98    10-31-99    10-31-00    10-31-01    10-31-02      5-9-03
                                                                                                                     (unaudited)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 12.94     $ 13.46     $ 15.24     $ 13.64     $  7.71     $  6.60
Net investment loss (1)                                     (0.05)      (0.03)      (0.08)      (0.11)      (0.10)      (0.03)
Net realized and unrealized gain (loss) on investments       1.53        2.67       (0.91)      (5.82)      (1.01)      (0.11)
Total from investment operations                             1.48        2.64       (0.99)      (5.93)      (1.11)      (0.14)
Less distributions
From net realized gain                                      (0.96)      (0.86)      (0.61)         --          --          --
Net asset value, end of period                            $ 13.46     $ 15.24     $ 13.64     $  7.71     $  6.60     $  6.46(2)
Total return (3) (%)                                        11.88       20.90       (6.90)     (43.48)     (14.40)      (2.12)(4)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $   121     $   128     $   105     $    51     $    39     $    34
Ratio of expenses to average net assets (%)                  1.82        1.78        1.87        2.14        2.35        2.41(5)
Ratio of net investment loss to average net assets (%)      (0.33)      (0.23)      (0.52)      (1.01)      (1.31)      (0.95)(5)
Portfolio turnover (%)                                        160         176         182         297         264         165


                       See notes to financial statements.

John Hancock Global Fund
Financial Highlights
CLASS B

PERIOD ENDED                                             10-31-98    10-31-99    10-31-00    10-31-01    10-31-02      5-9-03
                                                                                                                   (unaudited)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 12.39     $ 12.76     $ 14.30     $ 12.67     $  6.93     $  5.90
Net investment loss (1)                                     (0.13)      (0.11)      (0.18)      (0.17)      (0.14)      (0.05)
Net realized and unrealized gain (loss) on investments       1.46        2.51       (0.84)      (5.57)      (0.89)      (0.10)
Total from investment operations                             1.33        2.40       (1.02)      (5.74)      (1.03)      (0.15)
Less distributions
From net realized gain                                      (0.96)      (0.86)      (0.61)         --          --          --
Net asset value, end of period                            $ 12.76     $ 14.30     $ 12.67     $  6.93     $  5.90     $  5.75(2)
Total return (3) (%)                                        11.15       20.12       (7.60)     (45.30)     (14.86)      (2.54)(4)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $    55     $    54     $    41     $    17     $    11     $     9
Ratio of expenses to average net assets (%)                  2.46        2.37        2.57        2.84        3.05        3.11(5)
Ratio of net investment loss to average net assets (%)      (0.97)      (0.82)      (1.25)      (1.72)      (2.01)      (1.65)(5)
Portfolio turnover (%)                                        160         176         182         297         264         165


                       See notes to financial statements.

John Hancock Global Fund
Financial Highlights
CLASS C

PERIOD ENDED                                             10-31-99(6)    10-31-00    10-31-01    10-31-02      5-9-03
                                                                                                            (unaudited)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 12.88        $ 14.30     $ 12.67     $  6.93     $  5.90
Net investment loss (1)                                     (0.10)         (0.15)      (0.17)      (0.14)      (0.05)
Net realized and unrealized gain (loss) on investments       1.52          (0.87)      (5.57)      (0.89)      (0.10)
Total from investment operations                             1.42          (1.02)      (5.74)      (1.03)      (0.15)
Less distributions
From net realized gain                                         --          (0.61)         --          --          --
Net asset value, end of period                            $ 14.30        $ 12.67     $  6.93     $  5.90     $  5.75(2)
Total return (3) (%)                                        11.02(4)       (7.60)     (45.30)     (14.86)      (2.54)(4)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     --(7)        $     1     $     1     $     1     $     1
Ratio of expenses to average net assets (%)                  2.48(5)        2.57        2.84        3.05        3.11(5)
Ratio of net investment loss to average net assets (%)      (1.01)(5)      (1.06)      (1.72)      (2.01)      (1.63)(5)
Portfolio turnover (%)                                        176            182         297         264         165

(1)   Based on the average of the shares outstanding.
(2) Net assets value per share before the merger of assets to John Hancock International Fund and the termination of the Fund. See Note A to financial statements.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class C shares began operations on 3-1-99.
(7)   Less than $500,000.


                       See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
Unaudited


NOTE A

Accounting policies

John Hancock Global Fund (the "Fund") was a diversified series of John Hancock Investment Trust III, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long-term growth of capital.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under the terms of a distribution plan had exclusive voting rights to that distribution plan.

On May 7, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock International Fund (the "Acquiring Fund") in exchange solely for shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on May 9, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments were translated at the rates prevailing at the dates of the transactions.

The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were directly allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings of up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended May 9, 2003.

Forward foreign currency exchange contracts

The Fund may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency exchange contracts were closed out. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on May 9, 2003.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of May 9, 2003, the Fund's final tax year. As of May 9, 2003, for federal income tax purposes, the Fund had $53,228,878 of a capital loss carryforward expiring as follows: October 31, 2009 - $39,619,964, October 31, 2010 - $10,855,825 and May 9, 2011 -
$2,753,089. The unused capital loss carryforward as of May 9, 2003 was transferred to the International Fund and will

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of May 9, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $200,000,000, (c) 0.75% of the next $200,000,000 and (d) 0.625% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser had a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund was not responsible for the payment of the subadvisory fees.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended May 9, 2003, JH Funds received net up-front sales charges of $15,179 with regard to sales of Class A shares. Of this amount, $1,518 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,336 was paid as sales commissions to unrelated broker-dealers and $6,325 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended May 9, 2003, JH Funds received net up-front sales charges of $1,480 with regard to sales of Class C shares. Of this amount, $1,440 was paid as sales commissions to unrelated broker-dealers and $40 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 9, 2003, CDSCs received by JH Funds amounted to $15,808 for PER - Class B shares and $129 for Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund's shares sold and repurchased, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                                       PERIOD FROM 11 1-02
                                                                            TO 5-9-03
                                   YEAR ENDED 10-31-02                     (UNAUDITED)
                              ----------------------------          --------------------------
                                SHARES           AMOUNT              SHARES           AMOUNT
                              ----------      ------------          --------       -----------
CLASS A SHARES
-----------------------------------------------------------------------------------------------
Sold                           1,786,452       $13,544,533            57,240          $343,642
Repurchased                   (2,543,191)      (19,528,993)         (663,654)       (4,119,225)
Net decrease                    (756,739)      ($5,984,460)         (606,414)      ($3,775,583)

-----------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------
Sold                             311,157        $2,161,259           125,894          $705,521
Repurchased                   (1,010,948)       (7,061,861)         (335,763)       (1,873,529)
Net decrease                    (699,791)      ($4,900,602)         (209,869)      ($1,168,008)

-----------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------
Sold                              78,832          $540,982            37,907          $212,059
Repurchased                      (64,039)         (406,778)          (41,598)         (230,340)
Net increase (decrease)           14,793          $134,204            (3,691)         ($18,281)

-----------------------------------------------------------------------------------------------
NET DECREASE                  (1,441,737)     ($10,750,858)         (819,974)      ($4,961,872)
-----------------------------------------------------------------------------------------------

NOTE D

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended May 9, 2003, aggregated $70,898,639 and $79,490,742, respectively

The cost of investments owned on May 9, 2003, including short-term investments, for federal income tax purposes was $36,820,680. Gross unrealized appreciation and depreciation of investments aggregated $2,385,253 and $853,203, respectively, resulted in net unrealized appreciation of $1,532,050. The difference between book basis and tax basis net unrealized appreciation of investments was attributable primarily to the tax deferral of losses on wash sales.

NOTE E

Reclassification of accounts

During the period ended May 9, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $73,468, a decrease in accumulated net investment loss of $260,843 and a decrease in capital paid-in of $334,311. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 9, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss, foreign currency adjustment and the Fund's utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. The calculation of net investment income (loss) per share in the financial highlights excluded these adjustments.

NOTE F

Shareholder Meeting

On April 16, 2003, at a Special Shareholder Meeting, the shareholders of the Fund approved the following Agreements and Plan of Reorganization between the Fund and the International Fund. The number of votes cast for and against the proposal and that abstained from voting was as follows: FOR 3,324,998, AGAINST 206,671 and ABSTAINING 267,637.

Each Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund to the International Fund in exchange solely for beneficial interest of the International Fund. After these transactions and as of the close of business on May 9, 2003, the Fund was terminated. The financial statements presented herein reflected the position of the Fund prior to the exchange of net assets and termination of the Fund.

                            John Hancock Global Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803







ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Ex99.CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 24, 2003




By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date: June 24, 2003